BUSINESS ACQUISITION - Gain on Acquisition (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 18, 2012
Business acquisition:
Gain on bargain	$ 0	$ 0	$ (4,084)
Bluewater Gandria
Business acquisition:
Gain on remeasurement				2,356 [1]
Gain on bargain				(1,933)
Less: Acquisition related costs				(205)
Total gain on acquisition of Bluewater Gandria				$ 4,084

[1]	Remeasurement of equity investment in Bluewater Gandria